Segment Information - Schedule of Non-current Assets By Geographical Location (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure of geographical areas [line items]
Allocated non-current assets	€ 3,688,933	€ 3,702,306
Other financial assets	3,290	4,171
Deferred tax assets (unallocated)	117	0
Total non-current assets	3,721,659	3,746,924
Unallocated
Disclosure of geographical areas [line items]
Other financial assets	32,609	44,618
Deferred tax assets (unallocated)	117	0
Germany
Disclosure of geographical areas [line items]
Allocated non-current assets	1,836,281	1,800,979
United States
Disclosure of geographical areas [line items]
Allocated non-current assets	1,526,573	1,582,958
Rest of world
Disclosure of geographical areas [line items]
Allocated non-current assets	€ 326,079	€ 318,369